U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     Merrill Lynch Global Bond Fund For Investment and Retirement
     P.O. Box 9011
     Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:       811-4684

     Securities Act File Number:                33-6091

4.   (a)     Last day of fiscal year for which this Form is filed:
             December 31, 2000

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c)     [  ]     Check box if this is the last time the issuer will be
             filing this Form.

5.   Calculation of registration fees:

     (i)     Aggregate sales price of securities sold during
             the fiscal year pursuant to Section 24(f):          $ 0

     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year:                 $37,470,620

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 31, 1995, that were not
             previously used to reduce registration fees
             payable to the Commission:                          $419,421,681

     (iv)    Total available redemption credits [add Items
             5(ii) and 5(iii)]:                                  $456,892,301

     (v)     Net sales - if Item 5(i) is greater than Item
             5(iv) subtract Item 5(iv) from Item 5(i)]:          $0

     (vi)    Redemption credits available for use in future
             years - if Item 5(i) is less than Item 5(iv):       $456,892,301

     (vii)   Multiplier for determining registration fee
             (see instruction C.9):                              .000250

     (viii)  Registration fee due [multiply Item 5(v)
             by Item 5(vii) (enter "0" if no fee is due)]:       $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 681,050

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 42,783,045

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     instruction D):                                             $0

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [  ]  Wire Transfer

     [  ]  Mail or other means




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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Phillip S. Gillespie
-------------------------------
    Secretary


Date:  March 23, 2001